Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Subtotal	¥ 392,590		¥ 438,692		$ 53,785
Less: Accumulated depreciation	(370,794)		(411,963)		(50,799)
Property and equipment subject to depreciation	21,796		26,729		2,986
Construction in progress	44,680		48,736		6,121
Less: Impairment	(33,627)		(17,986)		(4,607)
Total	32,849		57,479		4,500
Depreciation expenses	6,220	$ 852	11,895	¥ 15,369
Computers and equipment
Property and equipment, net
Subtotal	111,129		113,569		15,225
Leasehold improvements
Property and equipment, net
Subtotal	65,411		109,142		8,961
Buildings
Property and equipment, net
Subtotal	4,474		4,109		613
Furniture and fixtures
Property and equipment, net
Subtotal	10,999		11,705		1,507
Vehicles
Property and equipment, net
Subtotal	3,928		4,864		538
Software
Property and equipment, net
Subtotal	196,649		195,303		$ 26,941
Depreciation Expense
Property and equipment, net
Depreciation expenses	¥ 6,220		¥ 11,895	¥ 15,369